Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000027719
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000246257
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000027723
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000027721
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000027729
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000027717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000027715
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000027733
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000027731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
COMMERCE INDEX: RUSSELL 1000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.14%		17.05%	14.39%
COMMERCE INDEX: RUSSELL 1000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.14%	26.60%
COMMERCE INDEX: RUSSELL 1000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.14%		17.05%	14.39%
COMMERCE INDEX: RUSSELL 1000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.14%		17.05%	14.39%
COMMERCE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%		(0.24%)	1.90%
COMMERCE INDEX: BLOOMBERG MUNICIPAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.17%		1.16%	2.42%
COMMERCE INDEX: BLOOMBERG MUNICIPAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.17%		1.16%	2.42%
COMMERCE INDEX: BLOOMBERG MUNICIPAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.17%		1.16%	2.42%
COMMERCE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%		(0.24%)	1.90%
COMMERCE INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	30.52%		19.24%	18.28%
Commerce: Commerce Growth Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	22.43%		16.80%	16.43%
COMMERCE INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	7.86%	18.42%
Commerce: Commerce MidCap Value Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	2.49%	15.15%
COMMERCE INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	19.59%		11.17%	12.65%
Commerce: Commerce MidCap Growth Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%		8.28%	10.72%
COMMERCE INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.15%		14.28%	9.97%
Commerce: Commerce Value Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	7.69%		11.39%	9.20%
Commerce: Commerce Bond Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%		0.57%	2.35%
COMMERCE INDEX: BLOOMBERG 3-15 YR BLEND (2-17)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index
Average Annual Return, Percent	4.95%		1.34%	2.37%
Commerce: Commerce Kansas Tax-Free Intermediate Bond Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	4.10%		0.38%	1.58%
COMMERCE INDEX: BLOOMBERG 3-15 YR BLEND (2-17)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index
Average Annual Return, Percent	4.95%		1.34%	2.37%
Commerce: Commerce Missouri Tax-Free Intermediate Bond Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%		0.70%	1.81%
COMMERCE INDEX: BLOOMBERG 3-15 YR BLEND (2-17)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index
Average Annual Return, Percent	4.95%		1.34%	2.37%
Commerce: Commerce National Tax-Free Intermediate Bond Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%		0.82%	2.05%
COMMERCE INDEX: BLOOMBERG U.S. 1-5 YEAR GOVERNMENT BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government Bond Index
Average Annual Return, Percent	5.31%		1.17%	1.70%
Commerce: Commerce Short-Term Government Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%		1.01%	1.34%